VESSELS	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
VESSELS
11.   VESSELS

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2009	523,689	(179,291)	344,398
Purchase of vessels	134,201	—
Depreciation	—	(19,567)
Balance at December 31, 2010	657,890	(198,858)	459,032
Depreciation	—	(22,759)
Balance at December 31, 2011	657,890	(221,617)	436,273
Transfer to Vessel to held for sale	(74,455)	52,932
Disposal of vessels	(236,257)	157,415
Impairment loss	(41,597)	—
Depreciation	—	(20,485)
Balance at December 31, 2012	305,581	(31,755)	273,826

In 2010, the Company purchased two 2010-built Capesize dry bulk carriers with existing time charters at a cost of $134.2 million, excluding the value of the time charters.

In August 2012, the VLCC Hampstead was sold to an unrelated third party, but the sale was not completed due to the buyer's default, and we retained the deposit received in the amount of $2.43 million. In September 2012, the Company sold the VLCC Hampstead for net proceeds of $22.2 million and recorded a loss on sale of $12.7 million. In October 2012, the Company sold the VLCC Titan Venus for net proceeds of $19.8 million. The Company recorded an impairment loss of $14.7 million in the third quarter of 2012 with respect to this vessel and there was no gain or loss on its sale. In December 2012, the Company sold the VLCC Kensington for net proceeds of $22.5 million. The Company recorded an impairment loss of $13.5 million in the third quarter of 2012 with respect to this vessel and there was a loss on sale of $0.4 million. The Company recorded an impairment loss of $13.4 million in the third quarter of 2012 with respect to the VLCC Mayfair. This vessel is classified as held for sale at December 31, 2012.

At December 31, 2012, the Company owned four Capesize and one VLCC, which was classified as Vessel held for sale.

Total depreciation expense was $20.5 million, $22.8 million and $19.6 million in the years ended December 31, 2012, 2011 and 2010, respectively. These amounts include depreciation for the VLCCs of $9.4 million, $11.7 million and $11.7 million in the years ended December 31, 2012, 2011 and 2010, respectively, which are recorded in discontinued operations.